S000040388 [Member] Investment Strategy - S000040388 [Member]	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund’s investments may include debt instruments of governments throughout the world (including the U.S., other developed markets, and emerging markets) as well as their agencies and instrumentalities, government-sponsored enterprises, states or other political subdivisions within the U.S. or its territories, sovereign and quasi-sovereign issuers, and non-governmental issuers (i.e., corporations or similar entities) throughout the world. The Fund may also invest in mortgage- and other asset backed securities. Although the Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds), the Fund will primarily invest in investment grade securities. Investment grade is defined as rated Baa3/BBB or higher by at least two of the following rating agencies: Moody's, S&P and Fitch. If only two of the three rating agencies rate the security, the lower rating is issued to determine its eligibility. If only one of the three rating agencies rates a security, the rating must be investment-grade.
The Fund may invest up to 25% of its net assets in U.S. dollar-denominated foreign debt securities and instruments, including those of foreign governments, non-governmental issuers or other entities, and up to 20% of its net assets in preferred stock.
Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be at least ten years and may be more than twenty years. The Fund may invest opportunistically in bonds with maturities lower than 10 years. At March 31, 2026, the Fund’s dollar-weighted average maturity was 18.6 years, but can vary over time.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.